Duncan-Hurst
                                  MUTUAL FUNDS


                                  ANNUAL REPORT
                                 MARCH 31, 2001


                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                 TECHNOLOGY FUND
                            INTERNATIONAL GROWTH FUND


                              WWW.DUNCAN-HURST.COM

                            DUNCAN-HURST MUTUAL FUNDS


Dear Shareholder:

     There are several important items that I would like to highlight in this annual report. First of all, the conditions of the markets have drastically changed since this time last year. Through much of 2000 and in the first quarter of 2001, growth stocks dramatically underperformed value stocks. Third quarter 2000, fourth quarter 2000, and first quarter 2001 were among the worst quarters in a 21-year history, as measured by the Russell 3000 Growth relative to the Russell 3000 Value. These three consecutive dismal quarters appear to have offset the strong growth market of 1999. Most strongly affected have been technology stocks, especially those that soared to new heights in 1999.

     In this difficult market environment, we continued to reallocate our Funds into a more defensive posture within the context of our investment style. During periods of economic deceleration, the top-down component of our investment process will guide us into companies with more predictable earnings, such as health care, resulting in a more defensively positioned portfolio. Conversely, during periods of economic acceleration, our process favors growth cyclical companies, such as technology hardware. The economy peaked in the 2nd half of 2000 and since the second quarter of 2000 we have put more emphasis on predictability of earnings growth and have increased our Funds' diversification across both sectors and stocks. We expect to shift the portfolio to more cyclical growth in the second half of the year 2001 as we approach economic reacceleration in 2002.

     In market conditions such as these, we encourage our investors to take a long-term perspective. We here at Duncan-Hurst have experienced both the up and down cycles of financial markets and we encourage you to leave your money invested through these market environments to take advantage of long-term growth trends.

     Thank you for your investment in Duncan-Hurst Mutual Funds. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

Sincerely,

/s/ William H. Duncan, Jr.

William H. "Beau" Duncan, Jr.

DUNCAN-HURST AGGRESSIVE GROWTH FUND

The last two quarters have been difficult for the Duncan-Hurst Aggressive Growth Fund. The Fund's cumulative total return for the one-year period ending March 31, 2001 was -62.93%*. For the fourth quarter in a row, value stocks significantly outperformed growth stocks, as the virtuous cycle that fueled growth stocks in 1999 and early 2000 disappeared.

With the economy apparently slowing down, corporations suddenly reduced their spending plans, creating excess inventories. Companies, who had previously built up inventories because demand had exceeded forecasts, were left with surplus. As end-user demand slowed, each step in the chain had excess inventory, and the further back in the chain the supplier was, the more excess inventory they had. As this scenario played out over and over again, the growth prospects were required to justify the high price-to-earnings multiples they once enjoyed. Lower growth prospects caused investors to apply a lower price-to-earnings multiple to lower absolute earnings and growth stocks sold off dramatically.

During times like these, predictability of earnings is more highly valued than potentially high earnings rates. In response to the market conditions, we lowered our exposure to technology stocks and stayed completely away from the biotechnology sector. We further diversified the Fund across sectors, adding weightings in retail and in the industrial sector.

There is a silver lining, as much of the downside risk has been removed from the growth stocks. Valuations have become much more reasonable, and earnings and revenue forecasts that form the basis of these valuations have been lowered to levels that seem to be easily achieved or exceeded. In other words, if the economy recovers in the second half of the year, as economics are suggesting, the vicious cycle we have been experiencing may reverse itself. We do not expect the sort of performance in growth stocks that we saw in 1999, but an extended period where growth stocks outperform value is certainly possible.

* Past performance is not indicative of future results. Returns and share values fluctuate and investors may have a gain or loss when shares are redeemed. Total return stated above is for the Class R shares of the Fund.

2
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                   DUNCAN-HURST AGGRESSIVE GROWTH FUND CLASS R
                 Value of $10,000 vs Russell Midcap Growth Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -62.93%
                     Since Inception (3/31/99) ......  -8.84%

                                 Fund            S&P         Russell
                                 ----            ---         -------
                3/31/99         10,000         10,000        10,000
                6/30/99         10,790         10,706        11,041
                9/30/99         11,700         10,037        10,489
               12/31/99         20,280         11,531        14,629
                3/31/00         22,410         11,796        17,719
                6/30/00         17,990         11,483        16,406
                9/30/00         18,220         11,369        16,820
               12/31/00         11,987         10,483        12,911
                3/31/01          8,308          9,239         9,673



                   DUNCAN-HURST AGGRESSIVE GROWTH FUND CLASS I
                 Value of $10,000 vs Russell Midcap Growth Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -62.80%
                     Since Inception (10/19/99) ..... -19.88%

                                 Fund            S&P         Russell
                                 ----            ---         -------
               10/19/99         10,000         10,000        10,000
               12/31/99         17,580         11,810        14,525
                3/31/00         19,488         12,081        17,593
                6/30/00         15,672         11,759        16,289
                9/30/00         15,880         11,645        16,700
               12/31/00         10,467         10,734        12,817
                3/31/01          7,249          9,461         9,602

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends.

                                                                               3
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                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2001
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 94.8%
AEROSPACE & DEFENSE: 4.2%
   11,300      L-3 Communications Holdings, Inc.*                   $   892,135
                                                                    -----------
APPAREL: 0.3%
    2,360      Polo Ralph Lauren Corp.*                                  64,900
                                                                    -----------
ATHLETIC EQUIPMENT: 2.3%
   20,050      Reebok International Ltd.*                               498,443
                                                                    -----------
COMMERCIAL SERVICES: 2.8%
   35,170      Caremark Rx, Inc.*                                       458,617
    3,740      Concord EFS, Inc.*                                       151,236
                                                                    -----------
                                                                        609,853
                                                                    -----------
COMPUTERS: 4.9%
    6,891      Affiliated Computer Services, Inc.*                      447,226
    4,340      Bisys Group, Inc.*                                       231,919
    7,430      Sungard Data Systems, Inc.*                              365,779
                                                                    -----------
                                                                      1,044,924
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 3.5%
   10,330      USA Education, Inc.                                      750,474
                                                                    -----------
DRUGS & PHARMACEUTICALS: 5.7%
   31,370      Bergen Brunswig Corp.                                    520,742
   10,080      Biovail Corporation*                                     364,190
    5,700      Forest Laboratories, Inc. - Class A*                     337,668
                                                                    -----------
                                                                      1,222,600
                                                                    -----------
ELECTRIC - INTEGRATED: 2.1%
    9,580      Allegheny Energy Inc                                     443,171
                                                                    -----------
ELECTRIC POWER: 1.3%
    9,180      Orion Power Holdings, Inc.*                              281,826
                                                                    -----------
ENTERTAINMENT: 2.4%
   10,320      International Game Technology*                           519,612
                                                                    -----------
ENVIRONMENTAL SERVICES: 2.3%
   31,360      Allied Waste Industries, Inc.*                           491,725
                                                                    -----------
FINANCIAL - DIVERSIFIED: 2.4%
   15,660      AmeriCredit Corp.*                                       507,854
                                                                    -----------
FINANCIAL GUARANTEE INSURANCE: 1.5%
    5,150      AMBAC Financial Group, Inc.                              326,664
                                                                    -----------
FOODS: 3.6%
   11,180      Hershey Foods Corp.                                      774,998
                                                                    -----------
GAS & ELECTRIC UTILITIES: 2.3%
    9,040      Calpine Corp.*                                           497,833
                                                                    -----------
HEALTHCARE FACILITIES: 0.3%
    2,620      Manor Care, Inc.*                                         53,448
                                                                    -----------
HOME FURNISHINGS: 1.2%
   10,414      Furniture Brands International, Inc.*                    246,812
                                                                    -----------
HOTELS & MOTELS: 1.2%
   16,970      Extended Stay America, Inc.*                             254,550
                                                                    -----------
IDENTIFICATION SYSTEMS/DEVICES: 0.7%
    4,410      Symbol Technologies, Inc.                                153,909
                                                                    -----------
INTERNET: 0.3%
   11,880      WebMD Corp.*                                              66,082
                                                                    -----------
METAL FABRICATING: 2.2%
   10,260      Shaw Group, Inc.*                                        479,245
                                                                    -----------
OIL & GAS: 2.1%
    9,560      Helmerich & Payne, Inc.                                  442,628
                                                                    -----------
OIL & GAS PRODUCERS: 1.9%
    9,050      Noble Drilling Corp.*                                    417,748
                                                                    -----------
OIL & GAS SERVICES: 5.5%
    5,860      BJ Services Co.*                                         417,232
    6,920      Tidewater, Inc.                                          312,784
    9,080      Weatherford International, Inc.*                         448,098
                                                                    -----------
                                                                      1,178,114
                                                                    -----------
OIL - FIELD SERVICES: 0.6%
    4,050      Hanover Compressor Co.*                                  128,385
                                                                    -----------
PIPELINES: 2.4%
    9,590      Kinder Morgan, Inc.                                      510,188
                                                                    -----------
RETAIL: 13.1%
   12,770      Abercrombie & Fitch Co. - Class A*                       417,579

See accompanying Notes to Financial Statements.

4
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                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2001 (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
RETAIL - (CONTINUED)
   11,540      American Eagle Outfitters, Inc.*                     $   331,775
   11,840      BJ's Wholesale Club, Inc.*                               566,544
    3,870      Brinker International, Inc.*                             108,012
   10,870      CDW Computer Centers, Inc.*                              336,970
   16,630      Federated Department Stores*                             690,976
    8,300      Talbots, Inc.                                            352,584
                                                                    -----------
                                                                      2,804,440
                                                                    -----------
RETAIL - DISCOUNT: 1.7%
   11,430      TJX Companies, Inc.                                      365,760
                                                                    -----------
RETAIL - RESTAURANTS: 2.2%
   11,071      Starbucks Corp.*                                         469,826
                                                                    -----------
SCHOOLS: 3.4%
   22,390      Apollo Group, Inc. - Class A*                            734,672
                                                                    -----------
SEMICONDUCTORS: 8.1%
    7,036      Credence Systems Corp.*                                  144,238
   16,052      Kla-Tencor Corp.*                                        632,047
   16,130      Lam Research Corp.*                                      383,087
   14,329      Novellus Systems, Inc.*                                  581,220
                                                                    -----------
                                                                      1,740,592
                                                                    -----------
SOFTWARE: 1.3%
    5,010      Electronic Arts, Inc.*                                   271,792
                                                                    -----------
TOYS: 3.6%
   43,690      Mattel, Inc.                                             775,061
                                                                    -----------
TRANSPORTATION: 1.4%
    5,910      Expeditors International of Washington, Inc.             298,086
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $21,391,869)                                                 20,318,350
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
SHORT-TERM INVESTMENTS: 4.4%
MONEY MARKET INVESTMENT: 4.4%
$ 951,124      UMB Money Market Fiduciary                           $   951,124
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $951,124)                                                       951,124
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $22,342,993+): 99.2%                                         21,269,474

Other Assets less Liabilities: 0.8%                                     161,419
                                                                    -----------
NET ASSETS: 100.0%                                                  $21,430,893
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of investments for federal income tax purposes was $22,503,019. Gross unrealized appreciation and depreciation at March 31, 2001, for federal income tax purposes were as follows:

     Gross unrealized appreciation                                  $   512,048
     Gross unrealized depreciation                                   (1,745,593)
                                                                    -----------
     Net unrealized depreciation                                    $(1,233,545)
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND

The Duncan-Hurst Large Cap Growth-20 Fund's cumulative total return for the one-year period was -43.55%*. Despite an absolute return on large-cap growth stocks that rivals the worst ever in the history of this category, the Fund's defensive positioning eliminated meaningful underperformance of its benchmark, the Russell 1000 Growth. Our technology weight is at an all time low and defensive sectors such as health care, financial services and business services are dominant. The technology correction was a dominant feature of the last two quarters. Key vendors of optical transmission and switching equipment announced less robust growth expectations for the fourth quarter of 2000 and for the first half of 2001. An abrupt attempt to rally technology stocks in early 2001 failed and ultimately resulted in new lows for the year in that sector. A portion of this aborted rally was undeniably short-covering which, once completed, quickly faded. Another more significant portion occurred from the misplaced expectation by investors that technology would quickly rebound to again lead the market higher. Unfortunately, the earnings fundamentals in technology never supported this view.

The macroeconomic environment also clearly dictated defensiveness. The stock market has peaked an average of four months ahead of the economy in 15 of 18 economic peaks going back to 1950. This time, the broad market and the economy peaked together during the fall of 2000. Accordingly, the Fund has remained in a defensive position since that time. We currently expect an economic trough sometime in the third or fourth quarter of 2001, an inflection point that is empirically preceded by a trough in stock prices. Hopefully, monetary "churning" by the Fed should end, monetary stability should resume and a broad recovery in growth stocks can begin. We believe the rebound could be significant as the economic recovery is expected to be sharp, interest rates should be significantly lower, already low inflation should be declining and earnings fundamentals should be rebounding.

* Past performance is not indicative of future results. Returns and share values fluctuate and investors may have a gain or loss when shares are redeemed. Total return stated above is for the Class R shares of the Fund.

                  DUNCAN-HURST LARGE CAP GROWTH-20 FUND CLASS R
                  Value of $10,000 vs Russell 1000 Growth Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -43.55%
                     Since Inception (3/31/99) ......   4.40%

                                                          Russell 1000
                                 Fund            S&P         Growth
                                 ----            ---         ------
              3/31/1999       10,000.00       10,000.00     10,000.00
              6/30/1999        9,970.00       10,706.00     10,384.88
              9/30/1999       10,140.00       10,036.88     10,004.47
             12/31/1999       16,180.00       11,530.36     12,519.78
              3/31/2000       19,310.00       11,794.41     13,411.93
              6/30/2000       16,230.00       11,480.68     13,049.84
              9/30/2000       17,950.00       11,369.31     13,049.84
             12/31/2000       13,891.10       10,480.23      9,712.35
              3/31/2001       10,900.14       10,480.23      7,682.47

                  DUNCAN-HURST LARGE CAP GROWTH-20 FUND CLASS I
                  Value of $10,000 vs Russell 1000 Growth Index

                             Cumulative Total Return
                           Period Ended March 31, 2001
                     Since Inception (6/7/00) ....... -29.45%

                                                        Russell 1000
                                Fund           S&P          Growth
                                ----           ---          ------
                 6/6/00        10,000         10,000        10,000
                6/30/00        10,484         10,246        10,000
                7/31/00        10,323         10,086        10,000
                8/31/00        11,854         10,712        10,000
                9/30/00        11,596         10,146        10,000
               10/31/00        10,588         10,104        11,764
               11/30/00         8,908          9,307        10,030
               12/31/00         8,987          9,353         9,712
                1/31/01         8,511          9,999        10,383
                2/28/01         7,647          8,301         8,620
                3/31/01         7,055          7,398         7,682

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price to book ratios and higher forecasted growth values. The Russell 1000 Growth Index is unmanaged and returns include reinvested dividends.

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                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND

SCHEDULE OF INVESTMENTS at March 31, 2001
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.3%
BIOTECHNOLOGY: 3.7%
    2,170      Amgen, Inc.*                                         $   130,607
                                                                    -----------
COMMERCIAL SERVICES: 2.6%
    2,290      Concord EFS, Inc.*                                        92,602
                                                                    -----------
DATA PROCESSING: 5.2%
    3,341      Automatic Data Processing, Inc.                          181,684
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 5.2%
    4,048      Citigroup, Inc.                                          182,079
                                                                    -----------
FINANCE - MORTGAGE BANKER: 4.8%
    2,600      Federal Home Loan Mortgage Corp.*                        168,558
                                                                    -----------
GAS & ELECTRIC UTILITIES: 1.6%
    1,000      Calpine Corp.*                                            55,070
                                                                    -----------
HEALTHCARE - SERVICES: 6.2%
    3,640      UnitedHealth Group, Inc.                                 215,706
                                                                    -----------
INSURANCE: 8.7%
    2,260      American International Group, Inc.                       181,930
    1,130      Cigna Corp.                                              121,317
                                                                    -----------
                                                                        303,247
                                                                    -----------
MANUFACTURING: 3.7%
    3,063      General Electric Co.                                     128,217
                                                                    -----------
MEDIA: 3.2%
    2,660      Comcast Corp. - Special Class A*                         111,554
                                                                    -----------
OIL & GAS - DRILLING: 2.5%
    1,680      Nabors Industries, Inc.*                                  87,091
                                                                    -----------
PHARMACEUTICALS: 13.5%
    1,690      Allergan, Inc.                                           125,313
    2,383      Cardinal Health, Inc.                                    230,555
    2,880      Pfizer, Inc.                                             117,936
                                                                    -----------
                                                                        473,804
                                                                    -----------
PIPELINES: 9.0%
    1,400      Dynegy, Inc. - Class A                                    71,414
    2,080      El Paso Corp.                                            135,824
    1,866      Enron Corp.*                                             108,415
                                                                    -----------
                                                                        315,653
                                                                    -----------
RETAIL: 14.5%
    2,860      Bed Bath & Beyond, Inc.*                                  70,249
    1,580      CVS Corp.                                                 92,414
    2,848      Kohls Corp.*                                             175,693
    4,180      Walgreen Co.                                             170,544
                                                                    -----------
                                                                        508,900
                                                                    -----------
SAVINGS & LOAN/THRIFTS: 6.0%
    3,820      Washington Mutual, Inc.*                                 209,145
                                                                    -----------
SOFTWARE: 3.9%
    2,270      First Data Corp.                                         135,542
                                                                    -----------
TELECOMMUNICATIONS: 4.0%
    1,190      Comverse Technology, Inc.*                                70,079
    1,580      Cox Communications, Inc.*                                 70,294
                                                                    -----------
                                                                        140,373
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $3,646,642)                                                   3,439,832
                                                                    -----------
PRINCIPAL
AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.7%
MONEY MARKET INVESTMENT: 0.7%
$  22,971      UMB Money Market Fiduciary                                22,971
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $22,971)                                                         22,971
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $3,669,613+): 99.0%                                           3,462,803
                                                                    -----------
Other Assets less Liabilities: 1.0%                                      35,143
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 3,497,946
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of investments for federal income tax purposes was $3,674,601. Gross unrealized appreciation and depreciation at March 31, 2001, for federal income tax purposes were as follows:

     Gross unrealized appreciation                                  $   141,782
     Gross unrealized depreciation                                     (353,580)
                                                                    -----------
     Net unrealized depreciation                                    $  (211,798)
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN-HURST TECHNOLOGY FUND

The Duncan-Hurst Technology Fund's cumulative total return for the one-year period ending March 31, 2001 was -59.64%*. Both sector-specific and macroeconomic issues negatively impacted some of the Fund's most heavily weighted areas, namely optical networking, semiconductors, semiconductor capital equipment, and software. These areas were severely impacted with the technology sector decline. Also contributing was the fear of a continued economic slowdown as virtually each successive data point indicated a slowing economy. Exacerbating the decline was a market perception that the Federal Reserve was not lowering interest rates fast enough to counteract the economic slowdown.

Because of the current and forecasted economic slowdown, corporations are dramatically reducing their information technology capital spending plans and budgets. This has contributed to the fundamental business problems that have become pervasive throughout the technology sector. Evidence of this has been most dramatic in software companies. Due to lack of spending by customers, analysts have been slashing income statement projections for software firms, resulting in severe valuation corrections. In addition, technology hardware companies have generally seen a large build-up in inventories and rising excess capacity, both pressuring earnings downward. Telecommunications equipment manufacturers, including optical component makers, have been especially impacted, as emerging telecommunication companies are no longer able to raise capital to purchase equipment and build-out their networks.

In response to economic and market conditions, we have attempted to position the Duncan-Hurst Technology Fund into more reasonably valued technology stocks. We have significantly reduced our exposure to software and Internet-related technology stocks and increased our weightings in larger capitalization, less valuation-sensitive stocks. Despite the risk of continued economic slowdown or recession, our long-term outlook on the technology sector remains positive. We anticipate renewed capital spending in the technology sector when the economy begins to reaccelerate later in the year.

* Past performance is not indicative of future results. Returns and share values fluctuate and investors may have a gain or loss when shares are redeemed. Total return stated above is for the Class R shares of the Fund.

                      DUNCAN-HURST TECHNOLOGY FUND CLASS R
                    Value of $10,000 vs PSE Technology Index

                           Average Annual Total Return
                       Periods Ended March 31, 2001
                     1 Year ......................... -59.64%
                     Since Inception (9/30/99) ......   2.96%

                                Fund            PSE          S&P
                                ----            ---          ---
                 9/30/99       10,000         10,000        10,000
                12/31/99       21,220         15,488        11,488
                 3/31/00       25,890         18,515        11,750
                 6/30/00       21,850         17,550        11,438
                 9/30/00       22,710         16,551        11,326
                12/31/00       14,369         12,977        10,441
                 3/31/01       10,448         10,551         9,203

                      DUNCAN-HURST TECHNOLOGY FUND CLASS I
                    Value of $10,000 vs PSE Technology Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -59.54%
                     Since Inception (3/30/00) ...... -60.06%

                                Fund            PSE          S&P
                                ----            ---          ---
                 3/29/00       10,000         10,000        10,000
                 3/31/00        9,818         10,000        10,000
                 4/30/00        8,071          9,363         9,699
                 5/31/00        7,108          8,559         9,500
                 6/30/00        8,290          9,479         9,735
                 7/31/00        7,638          8,841         9,582
                 8/31/00        9,105         10,072        10,178
                 9/30/00        8,616          8,939         9,640
                10/31/00        7,312          8,361         9,599
                11/30/00        5,000          6,988         8,843
                12/31/00        5,458          7,009         8,886
                 1/31/01        5,960          7,898         9,201
                 2/28/01        4,386          6,457         8,363
                 3/31/01        3,972          5,699         7,832

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on funds distributions or the redemption of fund shares.

The Pacific Stock Exchange ("PSE") Technology Index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software develpment, semiconductors, networking, communications, data storage and processing. The PSE Technology Index is unmanaged and returns include reinvested dividends.

                          DUNCAN-HURST TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS at March 31, 2001
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 81.9%
AEROSPACE & DEFENSE: 7.9%
    1,991      L-3 Communications Holdings, Inc.*                   $   157,189
    1,067      Northrop Grumman Corp.                                    92,829
                                                                    -----------
                                                                        250,018
                                                                    -----------
COMMERCIAL SERVICES: 2.3%
    1,769      Concord EFS, Inc.*                                        71,534
                                                                    -----------
COMPUTERS: 25.8%
    1,656      Affiliated Computer Services, Inc.*                      107,474
    2,787      Apple Computer, Inc.                                      61,509
    3,075      Bisys Group, Inc.*                                       164,320
    2,268      Dell Computer Corp.*                                      58,259
    2,530      Electronic Data Systems Corp.                            141,326
    3,968      Electronics Imaging, Inc*                                 97,712
    1,256      Lexmark International Group, Inc.*                        57,173
    2,655      Sungard Data Systems, Inc.*                              130,706
                                                                    -----------
                                                                        818,479
                                                                    -----------
ELECTRIC PRODUCTS: 1.0%
    2,364      American Power Conversion*                                30,473
                                                                    -----------
ELECTRONIC COMPONENTS: 3.1%
    2,500      Brooks Automation, Inc.*                                  99,375
                                                                    -----------
IDENTIFICATION SYSTEMS/DEVICES: 1.3%
    1,158      Symbol Technologies, Inc.                                 40,414
                                                                    -----------
SEMICONDUCTORS: 23.0%
    3,185      Credence Systems Corp.*                                   65,293
    2,183      Kla-Tencor Corp.*                                         85,956
    2,570      Lam Research Corp.*                                       61,038
    4,508      LTX Corp.*                                                84,243
    1,989      Mattson Technology, Inc.*                                 30,084
    1,723      Micron Technology, Inc.                                   71,556
    2,741      Novellus Systems, Inc.*                                  111,182
    2,782      Semtech Corp.*                                            81,895
    1,099      Teradyne, Inc.*                                           36,267
    3,154      Varian Semiconductor Equipment Associates, Inc.*         100,731
                                                                    -----------
                                                                        728,245
                                                                    -----------
SOFTWARE: 17.5%
    1,190      Computer Associates International, Inc.                   32,368
    3,457      Compuware Corp.*                                          33,706
    1,136      Electronic Arts, Inc.*                                    61,628
    2,921      First Data Corp.                                         174,413
    3,493      Fiserv, Inc.*                                            156,257
    1,489      Nvidia Corp*                                              96,669
                                                                    -----------
                                                                        555,041
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $2,706,872)                                                   2,593,579
                                                                    -----------

PRINCIPAL
AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 16.4%
MONEY MARKET INVESTMENT: 16.4%
$ 520,000      UMB Money Market Fiduciary                               520,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $520,000)                                                       520,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $3,226,872+): 98.3%                                           3,113,579

Other Assets less Liabilities: 1.7%                                      51,944
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 3,165,523
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of investments for federal income tax purposes was $3,269,928. Gross unrealized apreciation and depreciation at March 31, 2001, for federal income tax purposes were as follows:

     Gross unrealized appreciation                                  $    62,418
     Gross unrealized depreciation                                     (218,767)
                                                                    -----------
     Net unrealized depreciation                                    $  (156,349)
                                                                    ===========

See accompanying Notes to Financial Statements.

DUNCAN HURST INTERNATIONAL GROWTH FUND

The Duncan-Hurst International Growth Fund's cumulative total return for the one-year period ending March 31, 2001 was -48.36%*. The growth vs. value underperformance, which started in 2000, continued through the first quarter of 2001 reaching unprecedented levels. This massive sell-off in growth equities is the result of a synchronized global slowdown resulting in uncertainty regarding corporate earnings growth prospects.

In the second half of 2000, signs indicated that both operator spending was slowing and that global growth could be worse than expected. As a result, the Fund underperformed in the fourth quarter on the back of a massive P/E contraction, which sent growth stocks plummeting. By year-end, the Fund became more defensively positioned into predictable growth companies, as we observed a more pronounced telecom operator spending and economic growth slowdown scenario. This defensive posture continued through first quarter 2001. However, after the global interest rate easing phase began in January the assets in these areas were reallocated into more interest rate and economically sensitive non-technology groups such as regional banks and consumer cyclicals.

Geographically, with the exception of Japan, country weightings were more a function of stock selection. Our Japanese weighting continued to be very low as the economy was in a significant economic growth deceleration phase. However toward the end of the quarter, we began adding to our Japan weighting. Newly released industrial production figures indicated that the economy may be closer to a trough than previously expected. Furthermore, the announced government policy and structural changes regarding boosting the money supply and rescuing the banks should help to boost growth in the coming quarters. Consequently we began adding to our Japan weighting as the market reacted to this information very favorably.

Currently, the Fund is diversified into many areas with an underweight in technology and telecommunications. It is positioned to benefit most from a soft landing in Europe and a reacceleration of growth in the Asia/Pacific region sometime in the near future. If signs emerge that indicate Europe may be slowing more than expected and/or Asia/Pacific may not recover as expected, then the Fund will become more defensive. However, if economic growth recovers and the equity market environment becomes more favorable the Fund will become more aggressive.

* Past performance is not indicative of future results. Returns and share values fluctuate and investors may have a gain or loss when shares are redeemed. Total return stated above is for the Class R shares of the Fund.

                 DUNCAN-HURST INTERNATIONAL GROWTH FUND CLASS R
                       Value of $10,000 vs MSCI EAFE Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -48.36%
                     Since Inception (6/30/99) ......   6.04%

                                Fund           MSCI        S&P 500
                                ----           ----        -------
             6/30/1999         10,000         10,000        10,000
             9/30/1999         10,820         10,439         9,375
            12/31/1999         18,850         12,213        10,770
             3/31/2000         21,460         12,199        11,016
             6/30/2000         17,920         11,716        10,724
             9/30/2000         16,850         10,771        10,620
            12/31/2000         14,025         10,482         9,789
             3/31/2001         11,083          9,043         8,628


                 DUNCAN-HURST INTERNATIONAL GROWTH FUND CLASS I
                       Value of $10,000 vs MSCI EAFE Index

                           Average Annual Total Return
                          Periods Ended March 31, 2001
                     1 Year ......................... -48.60%
                     Since Inception (6/30/99) ......   5.62%

                                Fund           MSCI        S&P 500
                                ----           ----        -------
               6/30/99         10,000         10,000        10,000
               9/30/99         10,760         10,439         9,375
              12/31/99         18,780         12,213        10,770
               3/31/00         21,410         12,199        11,016
               6/30/00         17,870         11,716        10,723
               9/30/00         16,810         10,771        10,619
              12/31/00         13,995         10,482         9,789
               3/31/01         11,006          9,043         8,628

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International Europe, Australia, Far East Index ("MSCI EAFE Index") is a braod market index of selected companies in 21 developed countries. MSCI EAFE Index is an unmanaged and returns include reinvested dividends.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2001
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.2%
ARGENTINA: 0.4%
     7,950     Grupo Financiero Galicia SA                          $   119,747
                                                                    -----------
AUSTRALIA: 1.3%
    88,350     Coca-Cola Amatil Ltd.                                    202,766
     9,600     Cochlear Ltd.                                            166,044
                                                                    -----------
                                                                        368,810
                                                                    -----------
BRAZIL: 0.6%
   11,600      Tele Norte Leste Participacoes SA, ADR                   188,848
                                                                    -----------
CANADA: 5.6%
    9,840      Enbridge, Inc.                                           264,654
    4,910      Precision Drilling Corp.                                 176,493
   20,700      Teck Corp.                                               190,357
   34,860      TransAlta Corp.                                          516,280
   15,790      TransCanada PipeLines Ltd.                               192,938
   12,460      Westcoast Energy, Inc.                                   289,620
                                                                    -----------
                                                                      1,630,342
                                                                    -----------
CHINA: 0.4%
   10,000      AsiaInfo Holdings, Inc.                                  121,250
                                                                    -----------
DENMARK: 1.4%
   14,200      Danske Bank A/S                                          225,197
    4,060      NEG Micon A/S*                                           172,981
                                                                    -----------
                                                                        398,178
                                                                    -----------
FINLAND: 1.0%
   12,060      Nokia OYJ*                                               290,092
                                                                    -----------
FRANCE: 7.2%
    3,670      Bouygues Offshore                                        185,252
    3,190      Coflexip Stena Offshore                                  208,147
   26,940      Gemplus                                                  142,654
    1,110      Hermes International                                     144,245
    5,170      Pechiney SA                                              223,674
    4,240      Sanofi Synthelabo SA                                     236,888
    2,720      Societe Assurances Generales de France                   160,622
    2,330      Union du Credit-Bail Immobilier                          368,903
    9,840      Vivendi Environment                                      431,892
                                                                    -----------
                                                                      2,102,277
                                                                    -----------
GERMANY: 4.9%
   14,540      Bayerische Motoren Weke AG                               449,876
      300      Deutshce Boerse AG                                        84,866
    2,150      Ergo Versicherungsgruppe AG                              318,357
    1,115      Muenchener Rueckversicherungs-Gesellschaft AG            334,145
    8,220      SAP AG                                                   238,298
                                                                    -----------
                                                                      1,425,542
                                                                    -----------
HONG KONG: 4.5%
   12,000      Cheung Kong Holdings                                     125,781
1,034,000      China Resources Beijing Land                             218,750
  500,000      Citic Ka Wah Bank Ltd.                                   142,641
   33,000      DAH Sing Financial Group                                 162,899
1,064,000      Denway Motors Ltd.                                       266,024
  248,000      Esprit Holdings Ltd.                                     270,281
   20,000      Swire Pacific Ltd. - Class A                             122,062
                                                                    -----------
                                                                      1,308,438
                                                                    -----------
IRELAND: 0.7%
   22,960      Bank Of Ireland                                          192,416
                                                                    -----------
ITALY: 7.6%
   38,000      Banca Commericale Italiana SpA                           208,610
   54,500      Banca Intesa SpA                                         209,097
   80,000      Banca Nazionale Del Lavoro SpA                           251,061
   94,990      ENI-Ente Nazionale Idrocarburi SpA                       621,399
   64,300      Ferretti SpA                                             214,295
   11,280      Luxottica Group SpA                                      171,118
   17,620      Riunione Adriatica di Sicurta SpA                        216,512
   54,760      Saipem SpA                                               329,664
                                                                    -----------
                                                                      2,221,756
                                                                    -----------
JAPAN: 13.4%
   93,000      All Nippon Airways Co. Ltd.                              307,972
   13,000      Honda Motor Co. Ltd.                                     531,121

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)
   10,000      Isetan Co. Ltd.                                      $   111,555
   11,000      JGC Corp.                                                 82,948
   22,000      Nikko Securities Co. Ltd.                                154,485
    3,000      Nintendo Co. Ltd.                                        490,983
       42      Nippon Telegraph & Telephone Corp.                       268,114
       19      NTT Docomo, Inc.                                         330,514
    4,600      Sony Corp.                                               326,684
   14,000      Takashimaya Co. Ltd.                                     102,554
   41,000      The Daimaru, Inc.                                        133,810
    8,500      THK Co. Ltd.                                             193,305
    2,600      Tokyo Electron Ltd.                                      171,784
   14,100      Toyota Motor Corp.                                       489,427
   24,500      Yokogawa Electric Corp.                                  215,050
                                                                    -----------
                                                                      3,910,306
                                                                    -----------
NETHERLANDS: 5.9%
    8,350      ASM Lithography Holding NV (New York Registered)         181,091
    4,105      Fugro NV                                                 255,837
   12,420      Heijmans NV                                              253,626
    4,000      ING Groep NV                                             261,669
   13,870      Koninklijke Ahold NV                                     431,353
    3,540      Moolen Holding                                           329,997
                                                                    -----------
                                                                      1,713,573
                                                                    -----------
NORWAY: 1.5%
   22,700      Smedvig ASA                                              229,265
   12,690      Tomra Systems ASA                                        197,822
                                                                    -----------
                                                                        427,087
                                                                    -----------
PORTUGAL: 0.7%
   21,630      Telecel-Comunicacoes Pessoais SA*                        220,851
                                                                    -----------
SOUTH AFRICA: 0.5%
    4,170      Anglo American Platinum Corp.                            139,519
                                                                    -----------
SOUTH KOREA: 2.6%
    9,000      Hyundai Heavy Industries                                 189,331
    4,910      Korea Telecom Corp. SP, ADR                              114,010
    1,960      Samsung Electronics                                      306,296
    6,670      Samsung Securities Co. Ltd.                              150,338
                                                                    -----------
                                                                        759,975
                                                                    -----------
SPAIN: 9.3%
    6,295      Abengoa SA                                               175,294
   23,240      Banco Santander Central Hispano SA                       212,636
   15,060      Gas Natural SDG SA                                       239,639
   11,920      Grupo Auxiliar Metalurgico                               271,340
   54,880      Grupo Dragados SA                                        683,574
   25,340      Grupo Ferrovial SA                                       387,537
   17,480      NH Hoteles S.A.                                          216,028
    5,069      Telefonica Espana SA, ADR                                242,824
   37,200      Vallehermoso SA                                          272,620
                                                                    -----------
                                                                      2,701,492
                                                                    -----------
SWEDEN: 3.1%
   13,210      Hennes & Mauritz AB - Series B                           186,895
   21,990      JM AB                                                    490,111
   14,490      Volvo AB - Class B                                       226,768
                                                                    -----------
                                                                        903,774
                                                                    -----------
SWITZERLAND: 4.2%
      212      Baloise Holdings                                         214,948
       50      Julius Baer Holding AG - Class B                         224,508
      358      Novartis AG                                              561,890
    4,480      Syngenta AG                                              231,008
                                                                    -----------
                                                                      1,232,354
                                                                    -----------
TAIWAN: 0.5%
    8,020      Taiwan Semiconductor Manufacturing Co. Ltd., ADR*        156,390
                                                                    -----------
THAILAND: 1.7%
   27,500      Advanced Info Service Plc*                               260,362
  749,000      National Finance Plc                                     119,853
  304,000      Siam Panich Leasing Ltd.                                 118,235
                                                                    -----------
                                                                        498,450
                                                                    -----------

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM: 18.8%
  109,900      Airtours Plc                                         $   434,412
   19,610      Berkeley Group Plc                                       218,432
   50,800      Billiton Plc                                             230,055
   20,590      British American Tobacco Plc                             313,997
  142,070      British Energy Plc                                       585,814
   33,280      Canary Wharf Group Plc                                   242,277
    3,230      Colt Telecom Group Plc                                   137,073
    8,070      Diageo PLC                                               326,432
  101,300      Dixons Group Plc                                         400,778
   31,080      Energis Plc                                              123,295
   33,260      MAN Group Plc                                            393,267
  142,600      MFI Furniture Plc                                        196,169
   84,640      Mothercare Plc                                           248,817
   18,020      Reckitt & Coleman Plc                                    230,086
   22,900      Rio Tinto Plc                                            398,870
   21,970      RMC Group Plc                                            204,612
   22,830      Royal & Sun Alliance Insurance Group Plc                 155,327
   21,500      Royal Bank Of Scotland Group Plc (Value Shares)          488,817
    3,830      Shire Pharmaceuticals Plc                                167,563
                                                                    -----------
                                                                      5,496,093
                                                                    -----------
UNITED STATES: 0.4%
    7,840      Utstarcom, Inc.                                          130,340
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $31,101,641)                                                 28,657,900
                                                                    -----------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.0%

MONEY MARKET INVESTMENT
$ 597,024      UMB Money Market Fiduciary                           $   597,024
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $597,024)                                                       597,024
                                                                    -----------
TOTAL INVESTMENT IN SECURITIES
  (cost $31,698,665+): 100.2%                                        29,254,924

Liabilities in excess of Other Assets: (0.2)%                           (72,207)
                                                                    -----------
NET ASSETS: 100.0%                                                  $29,182,717
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of investments for federal income tax purposes was $31,881,025. Gross unrealized appreciation and depreciation at March 31, 2001, for federal income tax purposes were as follows:

     Gross unrealized appreciation                                  $   596,210
     Gross unrealized depreciation                                   (3,222,311)
                                                                    -----------
     Net unrealized depreciation                                    $(2,626,101)
                                                                    ===========

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

                                                                        % OF
INDUSTRY                                                             NET ASSETS
--------------------------------------------------------------------------------
Agricultural Operations ............................................      1.1%
Airlines ...........................................................      1.1
Apparel ............................................................      0.5
Auto Manufacturers .................................................      5.2
Automobiles ........................................................      1.5
Banks ..............................................................      7.9
Beverages ..........................................................      0.7
Beverages - Alcoholic ..............................................      1.1
Building Materials .................................................      0.7
Chemicals ..........................................................      0.8
Computers ..........................................................      0.5
Computers - Services ...............................................      0.8
Consumer Products ..................................................      0.8
Diversified Financial Services .....................................      5.0
Electric ...........................................................      1.8
Electrical Components & Equipment ..................................      0.6
Electronics ........................................................      2.2
Energy Miscellaneous ...............................................      0.9
Engineering & Construction .........................................      8.0
Environmental Services .............................................      2.2
Games & Toys .......................................................      1.7
Gas ................................................................      0.8
Hand/Machine Tools .................................................      0.7
Healthcare - Products ..............................................      1.2
Holding Companies-Diversified ......................................      0.4
Home Furnishings ...................................................      0.7
Homebuilding .......................................................      0.7
Household Equipment & Products .....................................      1.1
Insurance ..........................................................      5.7
Leisure Time .......................................................      2.2
Lodging and Hotels .................................................      0.7
Metal Fabricating ..................................................      0.8
Mining .............................................................      3.3
Oil & Gas ..........................................................      2.7
Oil & Gas Services .................................................      3.3
Pharmaceuticals ....................................................      3.3
Pipelines ..........................................................      2.6
Real Estate ........................................................      4.2
Retail .............................................................      4.1
Retail - Grocers ...................................................      1.5
Semiconductors .....................................................      1.7
Shipbuilding .......................................................      0.6
Telecommunications .................................................      5.5
Telecommunications - Diversified ...................................      0.9
Telephone ..........................................................      1.5
Utilities - Electrical and Gas .....................................      2.0
Wholesale ..........................................................      0.9
                                                                       ------
Total Investments in Securities ....................................     98.2
Short-Term Investments .............................................      2.0
Liabilities in excess of Other Assets ..............................     (0.2)
                                                                       ------
Net Assets .........................................................    100.0%
                                                                       ======

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES OF at March 31, 2001
--------------------------------------------------------------------------------

                                           AGGRESSIVE       LARGE CAP                     INTERNATIONAL
                                             GROWTH         GROWTH-20       TECHNOLOGY        GROWTH
                                              FUND            FUND             FUND            FUND
                                           -----------     -----------     -----------     -----------
ASSETS
  Investments in securities, at cost..     $22,342,993     $ 3,669,613      $3,226,872     $31,698,665
                                           ===========     ===========      ==========     ===========
  Investments in securities,
    at value .........................      21,269,474       3,462,803       3,113,579      29,254,924
  Receivables:
    Dividends and interest ...........           2,904           2,001           2,486          71,440
    Fund shares sold .................         211,198              --              --          15,200
    Investment securities sold .......         420,484          79,705          30,483         916,626
    Due from Adviser .................          19,893          52,094          59,438          16,852
  Other assets .......................          14,588          13,488           2,937           2,336
                                           -----------     -----------      ----------     -----------
       Total assets ..................      21,938,541       3,610,091       3,208,923      30,277,378
                                           -----------     -----------      ----------     -----------

LIABILITIES
  Payables:
    Funds advanced by custodian ......          15,295           1,000              --              --
    Investment securities purchased...         447,813          77,815           2,993         999,148
    Fund shares redeemed .............              13              --              --           4,287
    Administration fees ..............           2,425          (1,101)          4,667           7,982
    Distribution fees ................           3,859             978           1,868           1,788
  Accrued expenses ...................          38,243          33,453          33,872          81,456
                                           -----------     -----------      ----------     -----------
    Total liabilities ................         507,648         112,145          43,400       1,094,661
                                           -----------     -----------      ----------     -----------
  NET ASSETS .........................     $21,430,893     $ 3,497,946      $3,165,523     $29,182,717
                                           ===========     ===========      ==========     ===========

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

                                             AGGRESSIVE       LARGE CAP                       INTERNATIONAL
                                               GROWTH         GROWTH-20        TECHNOLOGY         GROWTH
                                                FUND            FUND              FUND             FUND
                                            ------------     ------------     ------------     ------------
COMPONENTS OF NET ASSETS
  Paid-in capital .....................    $ 42,900,456      $ 4,949,674      $ 7,908,984      $ 44,383,232
  Accumulated net investment loss .....              --               --               --           (20,938)
  Accumulated net realized loss on
    investments and foreign currency...     (20,396,044)      (1,244,918)      (4,630,168)      (12,732,813)
  Net unrealized depreciation on
    investments and foreign currency...      (1,073,519)        (206,810)        (113,293)       (2,446,764)
                                           ------------      -----------      -----------      ------------
       Net assets .....................    $ 21,430,893      $ 3,497,946      $ 3,165,523      $ 29,182,717
                                           ============      ===========      ===========      ============

CLASS R
  Net assets applicable to
    shares outstanding ................    $  4,807,175      $ 1,381,214      $ 1,785,359      $  2,043,502
  Shares outstanding ..................         661,577          133,402          179,542           273,963
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE ........    $       7.27      $     10.35      $      9.94      $       7.46
                                           ============      ===========      ===========      ============

CLASS I
  Net assets applicable to
    shares outstanding ................    $ 16,623,718      $ 2,116,732      $ 1,380,164      $ 27,139,215
  Shares outstanding ..................       2,270,091          204,093          138,439         3,665,296
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE ........    $       7.32      $     10.37      $      9.97      $       7.40
                                           ============      ===========      ===========      ============

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2001
--------------------------------------------------------------------------------

                                      AGGRESSIVE      LARGE CAP                     INTERNATIONAL
                                        GROWTH        GROWTH-20       TECHNOLOGY       GROWTH
                                         FUND            FUND            FUND           FUND
                                     -----------     -----------     -----------     -----------
INVESTMENT INCOME
  Income
    Dividends (net of foreign
      taxes withheld of $0,
      $0, $0 and $35,882,
      respectively) .............    $    29,901     $    12,881     $     2,094     $   255,093
    Interest ....................         41,309           6,421          11,491          62,414
                                     -----------     -----------     -----------     -----------
       Total income .............         71,210          19,302          13,585         317,507
                                     -----------     -----------     -----------     -----------
  Expenses
    Advisory fees ...............        292,695          43,531          59,406         508,040
    Distribution fees, Class R ..         22,225           4,953          10,177          11,042
    Administration fees .........         58,522          33,471          30,898          77,584
    Custody fees ................         22,500           9,880          13,483         227,410
    Fund accounting fees ........         42,552          35,954          39,071          63,603
    Transfer agent fees .........         58,608          43,447          60,247          53,637
    Audit fees ..................         13,948          13,948          14,001          14,002
    Reports to shareholders .....         17,070           6,007          10,184           9,482
    Registration expense ........         32,024          18,523          24,517          34,371
    Trustee fees ................          5,861           3,277           3,286           6,029
    Legal fees ..................          1,411           2,552           2,433           2,679
    Miscellaneous expenses ......          1,044           2,013           1,136           2,469
    Insurance expense ...........          1,495             337             382           2,777
                                     -----------     -----------     -----------     -----------
       Total expenses ...........        569,955         217,893         269,221       1,013,125
       Less: fees waived and
       expenses absorbed ........       (184,415)       (158,532)       (186,082)       (400,564)
                                     -----------     -----------     -----------     -----------
       Net expenses .............        385,540          59,361          83,139         612,561
                                     -----------     -----------     -----------     -----------
         NET INVESTMENT LOSS.....       (314,330)        (40,059)        (69,554)       (295,054)
                                     -----------     -----------     -----------     -----------

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2001 - (Continued)
--------------------------------------------------------------------------------

                                           AGGRESSIVE       LARGE CAP                       INTERNATIONAL
                                             GROWTH         GROWTH-20        TECHNOLOGY        GROWTH
                                              FUND            FUND              FUND            FUND
                                          ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized loss on investments
    and foreign currency ..............   $(20,384,606)     $(1,244,357)     $(4,630,167)     $(12,727,976)
  Net unrealized depreciation on
    investments and foreign currency...     (7,519,962)        (651,903)        (614,519)      (12,960,332)
                                          ------------      -----------      -----------      ------------
  Net realized and unrealized loss on
    investments and foreign currency...    (27,904,568)      (1,896,260)      (5,244,686)      (25,688,308)
                                          ------------      -----------      -----------      ------------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS.....   $(28,218,898)     $(1,936,319)     $(5,314,240)     $(25,983,362)
                                          ============      ===========      ===========      ============

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended March 31, 2001
--------------------------------------------------------------------------------

                                                             AGGRESSIVE                        LARGE CAP
                                                               GROWTH         LARGE CAP        GROWTH-20
                                            AGGRESSIVE        FUND (1)        GROWTH-20          FUND (2)
                                            GROWTH FUND        PERIOD            FUND            PERIOD
                                            YEAR ENDED         ENDED          YEAR ENDED         ENDED
                                             MARCH 31,       MARCH 31,        MARCH 31,         MARCH 31,
                                               2001             2000             2001             2000
                                           ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .................    $   (314,330)    $   (146,282)    $    (40,059)    $     (9,300)
  Net realized gain (loss) on
    investments and foreign currency ..     (20,384,606)       3,409,359       (1,244,357)         235,154
  Net unrealized appreciation
    (depreciation) on investments
    and foreign currency ..............      (7,519,962)       6,446,443         (651,903)         445,093
                                           ------------     ------------     ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .........     (28,218,898)       9,709,520       (1,936,319)         670,947
                                           ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
  Class R .............................        (990,092)              --          (90,919)              --
  Class I .............................      (2,284,424)              --         (135,873)              --
                                           ------------     ------------     ------------     ------------
     TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS ...................      (3,274,516)              --         (226,792)              --
                                           ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R .............................       5,025,793       10,403,349          905,800        1,874,031
  Class I .............................      17,980,115       20,792,778        3,000,000               --
Proceeds from shares reinvested
  Class R .............................         981,471               --           90,433               --
  Class I .............................       1,947,604               --          135,872               --

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended March 31, 2001 (Continued)
--------------------------------------------------------------------------------

                                                                                           LARGE CAP
                                                         AGGRESSIVE                        GROWTH-20
                                        AGGRESSIVE         GROWTH          LARGE CAP        FUND (2)
                                        GROWTH FUND       FUND (1)         GROWTH-20         PERIOD
                                        YEAR ENDED         PERIOD            FUND            ENDED
                                         MARCH 31,          ENDED         YEAR ENDED        MARCH 31,
                                           2001        MARCH 31, 2000   MARCH 31, 2001        2000
                                       ------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS (CONTINUED)
Cost of shares redeemed
  Class R .........................    $ (2,843,476)    $ (3,057,728)    $   (608,949)    $   (407,077)
  Class I .........................      (6,711,854)      (1,303,265)              --               --
                                       ------------     ------------     ------------     ------------
  Net increase in net assets
    derived from net change
    in outstanding shares (a) .....      16,379,653       26,835,134        3,523,156        1,466,954
                                       ------------     ------------     ------------     ------------
      Total increase (decrease) in
        net assets ................     (15,113,761)      36,544,654        1,360,045        2,137,901

NET ASSETS
  Beginning of period .............      36,544,654               --        2,137,901               --
                                       ------------     ------------     ------------     ------------
  END OF PERIOD ...................    $ 21,430,893     $ 36,544,654     $  3,497,946     $  2,137,901
                                       ============     ============     ============     ============

(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold .....................         293,499          726,298           59,062          136,165
  Shares reinvested ...............          93,563            6,856
  Shares redeemed .................        (225,981)        (225,802)         (43,241)         (25,440)
                                       ------------     ------------     ------------     ------------
  Net increase (decrease) .........         161,081          500,496           22,677          110,725
                                       ============     ============     ============     ============

CLASS I SHARES
  Shares sold .....................       1,380,938        1,188,677          193,800
  Shares reinvested ...............         184,432           10,293
  Shares redeemed .................        (423,175)         (60,781)              --
                                       ------------     ------------     ------------
  Net increase (decrease) .........       1,142,195        1,127,896          204,093
                                       ============     ============     ============

                                              CLASS R               CLASS I
                                              -------               -------
(1) Commenced operations on:               March 31, 1999       October 19, 1999
(2) Commenced operations on:               March 31, 1999       June 7, 2000

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended March 31, 2001 - (Continued)
--------------------------------------------------------------------------------

                                                                                                        INTERNATIONAL
                                                                     TECHNOLOGY      INTERNATIONAL         GROWTH
                                                   TECHNOLOGY         FUND (3)          GROWTH             FUND (4)
                                                    FUND (3)           PERIOD            FUND              PERIOD
                                                   YEAR ENDED          ENDED          YEAR ENDED            ENDED
                                                   MARCH 31,          MARCH 31,         MARCH 31,          MARCH 31,
                                                      2001              2000              2001               2000
                                                  ------------      ------------      ------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ......................      $   (69,554)      $   (12,049)      $   (295,054)      $   (263,445)
  Net realized gain (loss) on investments
    and foreign currency ...................       (4,630,167)          282,485        (12,727,976)        12,162,595
  Net unrealized appreciation (depreciation)
    on investments and foreign currency ....         (614,519)          501,226        (12,960,332)        10,513,568
                                                  -----------       -----------       ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..............       (5,314,240)          771,662        (25,983,362)        22,412,718
                                                  -----------       -----------       ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
  Class R ..................................         (186,117)               --         (1,109,526)                --
  Class I ..................................          (84,319)               --        (10,826,100)                --
                                                  -----------       -----------       ------------       ------------
     TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS ........................         (270,436)               --        (11,935,626)                --
                                                  -----------       -----------       ------------       ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R ..................................        2,173,000         5,391,680          2,760,004          9,855,974
  Class I ..................................          949,201         2,250,000         12,497,815         30,937,246
Proceeds from shares
     reinvested
  Class R ..................................          185,611                --          1,107,423                 --
  Class I ..................................           84,319                --         10,826,100                 --

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended March 31, 2001 (Continued)
--------------------------------------------------------------------------------

                                                                                             INTERNATIONAL
                                                             TECHNOLOGY     INTERNATIONAL       GROWTH
                                            TECHNOLOGY        FUND (3)          GROWTH          FUND (4)
                                             FUND (3)          PERIOD          FUND (4)         PERIOD
                                            YEAR ENDED         ENDED          YEAR ENDED         ENDED
                                            MARCH 31,         MARCH 31,        MARCH 31,        MARCH 31,
                                               2001             2000             2001             2000
                                           ------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS (CONTINUED)
Cost of shares redeemed
  Class R .............................    $ (2,148,359)    $   (906,915)    $ (5,721,507)    $ (3,042,228)
  Class I .............................              --               --       (1,329,439)     (13,202,401)
                                           ------------     ------------     ------------     ------------
  Net increase in net assets derived
    from net change in outstanding
    shares (a) ........................       1,243,772        6,734,765       20,140,396       24,548,591
                                           ------------     ------------     ------------     ------------
       Total increase (decrease) in
         net assets ...................      (4,340,904)       7,506,427      (17,778,592)      46,961,309
NET ASSETS
  Beginning of period .................       7,506,427               --       46,961,309               --
                                           ------------     ------------     ------------     ------------
  END OF PERIOD .......................    $  3,165,523     $  7,506,427     $ 29,182,717     $ 46,961,309
                                           ============     ============     ============     ============
  ACCUMULATED NET INVESTMENT LOSS .....    $         --     $         --     $    (20,938)    $         --
                                           ============     ============     ============     ============

(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold .........................         119,227          234,953          198,262          497,550
  Shares reinvested ...................          12,935          119,851
  Shares redeemed .....................        (157,258)         (30,315)        (417,099)        (124,600)
                                           ------------     ------------     ------------     ------------
  Net increase (decrease) .............         (25,096)         204,638          (98,986)         372,950
                                           ============     ============     ============     ============
CLASS I SHARES
  Shares sold .........................          47,283           85,292          766,218        2,432,601
  Shares reinvested ...................           5,864        1,175,472
  Shares redeemed .....................              --               --          (99,463)        (609,532)
                                           ------------     ------------     ------------     ------------
  Net increase (decrease) .............          53,147           85,292        1,842,227        1,823,069
                                           ============     ============     ============     ============

                                              CLASS R               CLASS I
                                              -------               -------
(3) Commenced operations on:             September 30, 1999      March 30, 2000
(4) Commenced operations on:             June 30, 1999           June 30, 1999

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                       AGGRESSIVE      AGGRESSIVE       LARGE CAP        LARGE CAP
                                                       GROWTH FUND     GROWTH FUND   GROWTH-20 FUND   GROWTH-20 FUND
                                                          YEAR            YEAR            YEAR             YEAR
                                                          ENDED           ENDED           ENDED            ENDED
                                                        MARCH 31,       MARCH 31,       MARCH 31,        MARCH 31,
CLASS R                                                   2001            2000            2001             2000
-------                                                  -------         -------         -------          -------
Net asset value,
  beginning of period .............................      $ 22.40         $ 10.00         $ 19.31          $ 10.00
                                                         -------         -------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................        (0.17)          (0.14)          (0.15)           (0.08)
  Net realized and unrealized gain (loss) on
    investments ...................................       (13.46)          12.54           (8.11)            9.39
                                                         -------         -------         -------          -------
Total from investment operations ..................       (13.63)          12.40           (8.26)            9.31
                                                         -------         -------         -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains .............................        (1.50)             --           (0.70)              --
                                                         -------         -------         -------          -------
Net asset value, end of period ....................      $  7.27         $ 22.40         $ 10.35          $ 19.31
                                                         =======         =======         =======          =======
Total return ......................................       (62.93%)        124.00%         (43.55%)          93.10%
                                                         =======         =======         =======          =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............      $   4.8         $  11.2         $   1.4          $   2.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         2.13%           2.77%           5.14%           17.40%
  After fees waived and expenses absorbed .........         1.50%           1.50%           1.50%            1.48%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        (1.89%)         (2.55%)         (4.71%)         (17.08%)
  After fees waived and expenses absorbed .........        (1.26%)         (1.28%)         (1.07%)          (1.16%)
  Portfolio turnover rate .........................       434.43%         239.99%         206.84%          247.49%

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)
--------------------------------------------------------------------------------

                                                                                       TECHNOLOGY    INTERNATIONAL
                                                       TECHNOLOGY       FUND         INTERNATIONAL    GROWTH FUND
                                                          FUND       SEPTEMBER 30,    GROWTH FUND      JUNE 30,
                                                          YEAR          1999+             YEAR          1999+
                                                          ENDED        THROUGH           ENDED         THROUGH
                                                        MARCH 31,      MARCH 31,        MARCH 31,      MARCH 31,
CLASS R                                                   2001           2000             2001           2000
-------                                                  -------        -------          -------        -------
Net asset value,
  beginning of period .............................      $ 25.89        $ 10.00          $ 21.43        $ 10.00
                                                         -------        -------          -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................        (0.28)         (0.06)           (0.15)         (0.07)
  Net realized and unrealized gain (loss) on
    investments ...................................       (14.94)         15.95            (9.33)         11.50
                                                         -------        -------          -------        -------
Total from investment operations ..................       (15.22)         15.89            (9.48)         11.43
                                                         -------        -------          -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains .............................        (0.73)            --            (4.49)            --
                                                         -------        -------          -------        -------
Net asset value, end of period ....................      $  9.94        $ 25.89          $  7.46        $ 21.43
                                                         =======        =======          =======        =======
Total return ......................................       (59.64%)       158.90%**        (48.36%)       114.30%**
                                                         =======        =======          =======        =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............      $   1.8        $   5.3          $   2.0        $   8.0
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         4.62%          6.48%*           2.72%          2.58%*
  After fees waived and expenses absorbed .........         1.48%          1.48%*           1.73%          1.73%*
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        (4.39%)        (6.18%)*         (1.94%)        (2.27%)*
  After fees waived and expenses absorbed .........        (1.25%)        (1.18%)*         (0.95%)        (1.42%)*
Portfolio turnover rate ...........................       478.11%         97.84%**        324.24%        161.42%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)
--------------------------------------------------------------------------------

                                                       AGGRESSIVE     AGGRESSIVE       LARGE CAP
                                                       GROWTH FUND    GROWTH FUND    GROWTH-20 FUND
                                                          YEAR        OCTOBER 19,    JUNE 7, 2000+
                                                         ENDED           1999+          THROUGH
                                                        MARCH 31,       THROUGH         MARCH 31,
CLASS I                                                   2001       MARCH 31, 2000       2001
-------                                                  -------        -------          -------
Net asset value, beginning of period ..............      $ 22.46        $ 11.53          $ 15.48
                                                         -------        -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................        (0.09)         (0.07)           (0.14)
  Net realized and unrealized gain (loss) on
    investments ...................................       (13.55)         11.00            (4.27)
                                                         -------        -------          -------
Total from investment operations ..................       (13.64)         10.93            (4.41)
                                                         -------        -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains .........................        (1.50)            --            (0.70)
                                                         -------        -------          -------
Net asset value, end of period ....................      $  7.32        $ 22.46          $ 10.37
                                                         =======        =======          =======
Total return ......................................       (62.80%)        94.80%**        (29.45%)**
                                                         =======        =======          =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............      $  16.6        $  25.3          $   2.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         1.88%          2.52%*           4.89%*
  After fees waived and expenses absorbed .........         1.25%          1.25%*           1.25%*
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        (1.64%)        (2.30%)*         (4.46%)*
  After fees waived and expenses absorbed .........        (1.01%)        (1.03%)*         (0.82%)*
  Portfolio turnover rate .........................       434.43%        239.99%**        206.84%**

*    Annualized.
**   Not Annualized.
+    Commencement of operations.
^    Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                                      TECHNOLOGY                   INTERNATIONAL
                                                       TECHNOLOGY        FUND       INTERNATIONAL     GROWTH
                                                          FUND         MARCH 30,        GROWTH        JUNE 30,
                                                          YEAR          2000+            YEAR          1999+
                                                          ENDED        THROUGH           ENDED        THROUGH
                                                        MARCH 31,      MARCH 31,       MARCH 31,      MARCH 31,
CLASS I                                                   2001           2000            2001           2000
-------                                                  -------        -------         -------        -------
Net asset value, beginning of period ..............      $ 25.89        $ 26.38         $ 21.38        $ 10.00
                                                         -------        -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................        (0.14)       (0.00)^           (0.07)         (0.13)
  Net realized and unrealized gain (loss) on
    investments ...................................       (15.05)         (0.49)          (9.42)         11.51
                                                         -------        -------         -------        -------
Total from investment operations ..................       (15.19)         (0.49)          (9.49)         11.38
                                                         -------        -------         -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains .........................        (0.73)            --           (4.49)            --
                                                         -------        -------         -------        -------
Net asset value, end of period ....................      $  9.97        $ 25.89         $  7.40        $ 21.38
                                                         =======        =======         =======        =======
Total return ......................................       (59.54%)        (1.86%)**      (48.60%)       113.80%**
                                                         =======        =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............      $   1.4        $   2.2         $  27.1        $  39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         4.37%          6.23%*          2.47%          2.33%*
  After fees waived and expenses absorbed .........         1.23%          1.23%*          1.48%          1.48%*
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........        (4.14%)        (5.93%)*        (1.69%)        (2.02%)*
  After fees waived and expenses absorbed .........        (1.00%)        (0.93%)*        (0.70%)        (1.17%)*
  Portfolio turnover rate .........................       478.11%         97.84%**       324.24%        161.42%**

*    Annualized.
**   Not Annualized.
+    Commencement of operations.
^    Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. Duncan-Hurst Large Cap Growth-20 Fund Class R and Class I commenced operations on March 31, 1999 and June 7, 2000, respectively. Duncan-Hurst Technology Fund Class R and Class I commenced operations on September 30, 1999 and March 30, 2000, respectively. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The investment objective of each Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements.

          Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended March 31, 2001, each Fund recorded the following reclassifications to the accounts listed below:

                                     DECREASE          DECREASE       DECREASE
                                  ACCUMULATED NET   ACCUMULATED NET   PAID-IN
                                  INVESTMENT LOSS    REALIZED LOSS    CAPITAL
                                  ---------------    -------------   ---------
     Duncan-Hurst Aggressive
       Growth Fund                   $ 314,330         $      --     $(314,330)
     Duncan-Hurst Large Cap
       Growth-20 Fund                   40,059                --       (40,059)
     Duncan-Hurst Technology
       Fund                             69,554                --       (69,554)
     Duncan-Hurst International
       Growth Fund                     296,696             9,058      (305,754)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Technology Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the year ended March 31, 2001, the advisory fees incurred were $292,695, $43,531, $59,406 and $508,040 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser however has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

                                                CLASS R       CLASS I
                                                -------       -------
Duncan-Hurst Aggressive Growth Fund              1.48%         1.23%
Duncan-Hurst Large Cap Growth-20 Fund            1.48%         1.23%
Duncan-Hurst Technology Fund                     1.48%         1.23%
Duncan-Hurst International Growth Fund           1.73%         1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     For the year ended March 31, 2001, the Adviser waived fees and absorbed expenses as follows:

                                                  FEES        EXPENSES
                                                 WAIVED       ABSORBED
                                                ---------     ---------
Duncan-Hurst Aggressive Growth Fund             $ 184,415     $      --
Duncan-Hurst Large Cap Growth-20 Fund              43,531       115,001
Duncan-Hurst Technology Fund                       59,406       126,676
Duncan-Hurst International Growth Fund            400,564            --

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

     At March 31, 2001, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2005, are as follows:

Duncan-Hurst Aggressive Growth Fund           $351,310
Duncan-Hurst Large Cap Growth-20 Fund          286,516
Duncan-Hurst Technology Fund                   237,376
Duncan-Hurst International Growth Fund         587,783

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

     Under $75 million             0.20% of average daily net assets
     $75 to $150 million           0.15% of average daily net assets
     $150 to $200 million          0.10% of average daily net assets
     Over $200 million             0.05% of average daily net assets

     For the year ended March 31, 2001, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, incurred $58,522, $33,471, $30,898 and $77,584, respectively, in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2001, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Growth Fund and Duncan-Hurst International Growth Fund incurred fees of $22,225, $4,953, $10,177 and $11,042, respectively, pursuant to the Plan.

                            DUNCAN-HURST MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the year ended March 31, 2001 are as follows:

                                                 PURCHASES          SALES
                                                ------------     ------------
Duncan-Hurst Aggressive Growth Fund             $137,060,913     $124,452,391
Duncan-Hurst Large Cap Growth-20 Fund             11,525,703        8,214,565
Duncan-Hurst Technology Fund                      27,665,759       27,170,186
Duncan-Hurst International Growth Fund           138,273,706      128,429,413

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
  Duncan-Hurst Aggressive Growth Fund
  Duncan-Hurst Large Cap Growth-20 Fund
  Duncan-Hurst International Growth Fund
  Duncan-Hurst Technology Fund

The Board of Trustees of
  Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2001, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund as of March 31, 2001, the results of their operations, changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
MAY 9, 2001

                                  Duncan-Hurst
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                      ------------------------------------

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                 TECHNOLOGY FUND
                            INTERNATIONAL GROWTH FUND


                      c/o Firstar Mutual Fund Services, LLC
                      615 E. Michigan Street, 3rd Floor
                      Milwaukee, WI 53202-5207

                      or

                      P.O. Box 701
                      Milwaukee, WI 53201-0701


THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DUE TO MARKET VOLATILITY, FUND PERFORMANCE MAY FLUCTUATE SUBSTANTIALLY OVER THE SHORT-TERM AND CURRENT PERFORMANCE MAY DIFFER FROM THAT SHOWN. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.


First Fund Distributors, Inc.
Phoenix, AZ 85018


                      FOR MORE INFORMATION: 1-800-558-9105